Accounts Receivable, net (Including Related and Unrelated Parties)	12 Months Ended
Dec. 31, 2018
Disclosure of Notes and Accounts Receivable [Abstract]
Disclosure of trade and other receivables [text block]
11.	Accounts Receivable, net (Including Related and Unrelated Parties)

	December 31,
	2017	2018
	(in thousands)
Accounts receivable	$42,021,402	47,453,087
Less: loss allowance	(93,053)	(50,853)
Less: allowance for sales returns and discounts	(1,337,076)	-
	$40,591,273	47,402,234
Accounts receivable, net	$38,738,211	44,647,981
Accounts receivable from related parties, net	$1,853,062	2,754,253

As of December 31, 2018, the Company measures loss allowance for accounts receivable using the simplified approach under IFRS 9 with the lifetime expected credit losses. Analysis of expected credit losses as of December 31, 2018, which was measured based on the aforementioned method, was as follows:

	Carrying amount of accounts receivable	Weighted-average loss rate	Loss allowance for lifetime expected credit losses
	(in thousands)		(in thousands)
Not past due	$46,529,408	0.00%	89
Past due less than 60 days	862,373	0.05%	439
Past due 61~180 days	11,090	0.98%	109
Past due over 180 days	475	100%	475
	$47,403,346		1,112

In addition, the Company recognized a loss allowance amounting to
$49,741 thousand as of December 31, 2018 for accounts receivable with gross carrying amount of $49,741 thousand, as there was objective evidence indicating that, under reasonable expectation, it would not be recovered in total.

As of December 31, 2017, the Company measured the allowance for doubtful debts for accounts receivable using the incurred loss model. Aging analysis of accounts receivable, which were past due but not impaired, as of December 31, 2017, was as follows:

December 31, 2017
(in thousands)
Past due less than 60 days	$560,016
Past due 61~180 days	12,790
$572,806

The movement of the loss allowance for accounts receivable was as follows:

	For the years ended December 31,
	2016		2017
	Individually assessed for impairment	Collectively assessed for impairment	Individually assessed for impairment	Collectively assessed for impairment	2018
	(in thousands)
Balance at beginning of the year (IAS 39)	$11,714	58,183	41,812	62,805	93,053
Adjustments on initial application of IFRS 9					-
Provisions (reversals) charged to (against) expense	31,360	12,938	(28,236)	18,396	(24,302)
Write-offs	-	(7,385)	(6)	-	(17,985)
Effect of changes in foreign currency exchange rates	(1,262)	(931)	(805)	(913)	87
Balance at end of the year	$41,812	62,805	12,765	80,288	50,853

The payment terms granted to customers are generally 30 to 60 days from the end of the month during which the invoice is issued. This term is consistent with practices in our industry, and thus, no financing components involved.

Information about the Company’s exposure to credit risk is included in note 39.

The Company entered into financing facilities with banks to factor certain of its accounts receivable without recourse. As at December 31, 2018, the Company did not sell its trade receivables to banks. As at December 31, 2017, the Company’s trade receivables sold and derecognized were as follows:

December 31, 2017
Underwriting bank	Factoring limit		Amount advanced	Amount sold and derecognized		Principal terms
			(in thousands)
Taishin Bank	USD	35,000	-	USD	6,382	See notes(a)~(e)

Note (a):	Under this facility, the Company transferred accounts receivable to the underwriting bank, which is without recourse subject to the underwriting consent.

Note (b):	The Company informed its customers pursuant to the facility to make payment directly to the underwriting bank.

Note (c):	As of December 31, 2017, total outstanding receivables after the above transaction, net of fees charged by underwriting bank, of $190,451 thousand were recognized under other current financial assets.

Note (d):
To the extent of the amount transferred to the underwriting bank, risks of non-collection or potential payment default by customers in the event of insolvency are borne by the bank. The Company is not responsible for the collection of receivables subject to the facility, or for any legal proceedings and costs thereof in collecting these receivables.

Note (e):	The Company bears all risks deriving from the customers except credit risk.